PUBLIC OFFERING (Details) - Spring Valley Acquisition III - USD ($)	Sep. 05, 2025	Jun. 30, 2026	Feb. 11, 2026	Dec. 31, 2025
Public Warrants
PUBLIC OFFERING
Number of warrants in a unit		0.33		0.33
Exercise price		$ 11.5		$ 11.5
Class A ordinary shares
PUBLIC OFFERING
Number of shares in a unit		1		1
Class A ordinary shares | Public Warrants
PUBLIC OFFERING
Number of shares called by each warrant		1	1	1
Exercise price		$ 11.5		$ 11.5
IPO including over-allotment
PUBLIC OFFERING
Number of units issued	23,000,000
Price per unit issued	$ 10
Gross proceeds	$ 230,000,000
Underwriters over-allotment option
PUBLIC OFFERING
Number of units issued	3,000,000